Derivative (Details)	12 Months Ended			1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Foreign Exchange Forward [Member] USD ($)	Jun. 30, 2009 Shengqu [Member] USD ($)	Jun. 30, 2009 Shengqu [Member] CNY	Jun. 30, 2009 Shengqu [Member] Foreign Exchange Forward [Member]
Derivative [Line Items]
Loan obtained from bank				$ 102,500,000
Interest rate of bank loan				1.35%
Cash deposit collateralized for bank loan					702,000,000
Interest rate earned from RMB cash deposit per annum				2.25%
Exchange rate of USD to RMB for foreign currency forward contract						6.8445
Amount of notional value			196,000,000
Weighted average forward exchange rate			6.31
Derivative liability-foreign currency forward contracts	9,312,000	0
Unrealized loss of derivative liability	9,300,000
Realized loss of derivative liability	13,200,000